Expense Example - LVIP Multi-Manager Global Equity Managed Volatility Fund	Standard Class 1 year	Standard Class 3 years	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 3 years	Service Class 5 years	Service Class 10 years
USD ($)	81	300	536	1,216	116	409	724	1,616